Stockholders’ Equity (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 05, 2025
Stockholders’ Equity [Line Items]
Shares authorized to common stock (in Shares)					200,000,000		200,000,000
Common stock, par value (in Dollars per share)					$ 0.001		$ 0.001	$ 0.001
Shares authorized to preferred stock (in Shares)					10,000,000		10,000,000	10,000,000
Common stock shares issued (in Shares)		4,550,500			5,091,391		5,091,391	5,091,391
Aggregate shares (in Shares)			60,000	60,000
Total purchase price amount			$ 120,000	$ 120,000			$ 800,000
Collected Amount	$ 150,000
Equity Financing					$ 3,000,000		$ 3,000,000
Conversion price, percentage					70.00%
Percenatge of dividends					8.00%		8.00%
Preferred stock dividend					$ 25,479
Contributions					10,000	$ 10,000	$ 36,000	$ 192,435
Percentage of interest in various joint ventures			40.00%	40.00%
Fair value per share (in Dollars per share)			$ 2	$ 2				$ 0.26
Temporary equity value					120,000		120,000
Subscription Amount Receivable							$ 150,000
Percentage of public offering price							70.00%
Contributions								168,435
Kind services					$ 10,000	10,000	36,000	24,000
Distributions								441,211
Fair value amount								140,632
General and administrative expenses								120,287
Cost of revenue								$ 20,345
Series B Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized to preferred stock (in Shares)					1,250,000		1,250,000	1,250,000	1,250,000
Preferred stock, par value (in Dollars per share)					$ 0.001		$ 0.001	$ 0.001
Preferred stock value issue					$ 200		$ 200
Preferred stock, liquidation par value (in Dollars per share)									$ 4
Price per share (in Dollars per share)					$ 4		$ 4
Series B Preferred Stock [Member] | Investor [Member]
Stockholders’ Equity [Line Items]
Aggregate shares (in Shares)							200,000
Total purchase price amount							$ 800,000
Series X Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized to preferred stock (in Shares)					5,000		5,000
Preferred stock value issue		$ 5,000
Preferred stock vote					1,000		1,000
Collab CA [Member]
Stockholders’ Equity [Line Items]
Percentage of membership interests		100.00%
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized to common stock (in Shares)					190,000,000		190,000,000
Common stock shares issued (in Shares)					4,550,500		4,550,500
Total purchase price amount
Common stock, voting rights					one
Contributions
Shares issued for services (in Shares)								540,891
Fair value amount								$ 541
Common Stock [Member] | Series B Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Price per share (in Dollars per share)					$ 4
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized to preferred stock (in Shares)					10,000,000		10,000,000
Preferred Stock [Member] | Series B Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Aggregate shares (in Shares)							200,000
Total purchase price amount							$ 200
Contributions
Fair value amount